Financial instruments - Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value of Financial Instruments [Line Items]
Note payable to related party	$ 25,808	$ 25,808
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investment carried at fair value	1,581,586	1,753,210
Development loans and other receivables	0	0
Total derivative instruments	0	0
Total financial assets	1,581,586	1,753,210
Long-term debt	2,855,182	2,418,580
Note payable to related party	0	0
Convertible debentures	473	519
Total derivative instruments	0	0
Total financial liabilities	2,855,655	2,419,099
Level 1 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments	0	0
Level 1 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 1 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments	0	0
Level 1 | Congestion revenue rights | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Commodity contracts for regulated operations
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments	0	0
Level 1 | Cross currency interest rate contract | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 1 | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 1 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	0	0
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investment carried at fair value	0	0
Development loans and other receivables	93,161	33,286
Total derivative instruments	47,525	5,260
Total financial assets	140,686	38,546
Long-term debt	4,208,608	4,125,352
Note payable to related party	25,808	25,808
Convertible debentures	0	0
Total derivative instruments	59,908	58,614
Total financial liabilities	4,306,789	4,224,354
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	45,728	1,581
Total derivative instruments	255	7,008
Level 2 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	4,655
Level 2 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 2 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Total derivative instruments	0	0
Level 2 | Congestion revenue rights | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 2 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 2 | Commodity contracts for regulated operations
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,719	1,721
Total derivative instruments	2,536	1,348
Level 2 | Cross currency interest rate contract | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	78
Level 2 | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	16,699
Level 2 | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,958
Total derivative instruments	35,763	50,258
Level 2 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	12,465	14,580
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investment carried at fair value	81,506	95,246
Development loans and other receivables	0	0
Total derivative instruments	5,451	15,362
Total financial assets	86,957	110,608
Long-term debt	0	0
Note payable to related party	0	0
Convertible debentures	0	0
Total derivative instruments	127,119	61,631
Total financial liabilities	127,119	61,631
Level 3 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments	0	0
Level 3 | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		15,362
Total derivative instruments	126,114	60,462
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	513
Total derivative instruments	1,005	1,169
Level 3 | Congestion revenue rights | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,690
Level 3 | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,248
Level 3 | Commodity contracts for regulated operations
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0	0
Total derivative instruments	0	0
Level 3 | Cross currency interest rate contract | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	0
Level 3 | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		0
Total derivative instruments	0	0
Level 3 | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	0	0
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investment carried at fair value	1,663,092	1,848,456
Development loans and other receivables	95,196	32,261
Total derivative instruments	52,976	20,622
Total financial assets	1,811,264	1,901,339
Long-term debt	7,455,134	6,211,375
Note payable to related party		25,808
Convertible debentures	261	277
Total derivative instruments	187,027	120,245
Total financial liabilities	7,680,968	6,371,053
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	45,728	1,581
Total derivative instruments	255	7,008
Carrying amount | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	4,655
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		15,362
Total derivative instruments	126,114	60,462
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	513
Total derivative instruments	1,005	1,169
Carrying amount | Congestion revenue rights | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,690
Carrying amount | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,248
Carrying amount | Commodity contracts for regulated operations
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,719	1,721
Total derivative instruments	2,536	1,348
Carrying amount | Cross currency interest rate contract | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	78
Carrying amount | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	16,699
Carrying amount | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,958
Total derivative instruments	35,763	50,258
Carrying amount | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	12,738	13,348
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investment carried at fair value	1,663,092	1,848,456
Development loans and other receivables	93,161	33,286
Total derivative instruments	52,976	20,622
Total financial assets	1,809,229	1,902,364
Long-term debt	7,063,790	6,543,932
Note payable to related party	25,808	25,808
Convertible debentures	473	519
Total derivative instruments	187,027	120,245
Total financial liabilities	7,289,563	6,705,084
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	45,728	1,581
Total derivative instruments	255	7,008
Fair value | Interest rate swaps | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	4,655
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		15,362
Total derivative instruments	126,114	60,462
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	513
Total derivative instruments	1,005	1,169
Fair value | Congestion revenue rights | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,690
Fair value | Congestion revenue rights | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	2,248
Fair value | Commodity contracts for regulated operations
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	1,719	1,721
Total derivative instruments	2,536	1,348
Fair value | Cross currency interest rate contract | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	78
Fair value | Cross currency interest rate contract | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments	16,699
Fair value | Cross currency interest rate contract | Designated as a hedge | Net investment hedge
Fair Value of Financial Instruments [Line Items]
Total derivative instruments		1,958
Total derivative instruments	35,763	50,258
Fair value | Preferred shares, Series C
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	$ 12,465	$ 14,580